Summary of Other Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit		$ 110,418	$ 110,418
Other deposits		15,400	65,764
Prepaid expenses		732,309	867,467
Note receivable			41,638
Prepaid supplies		472,685
Other assets	$ 692,021	$ 1,330,812	$ 1,085,287